Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Conversion of Note to Series D [Member]	Mar. 31, 2011 Sale of Series D [Member]
Issuance costs	$ 138	$ 437	$ 63